Annual Total Returns - BLACKROCK BASIC VALUE FUND, INC. (Investor C, Investor A, Class R and Institutional) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC. - Investor A Shares
Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	12.61%
Annual Return 2011	(2.98%)
Annual Return 2012	13.78%
Annual Return 2013	37.96%
Annual Return 2014	9.74%
Annual Return 2015	(6.17%)
Annual Return 2016	18.28%
Annual Return 2017	8.25%
Annual Return 2018	(7.93%)
Annual Return 2019	23.86%